UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF PARTNERSHIP CAPITAL - USD ($) $ in Millions		Total		Limited Partners		Limited Partners Limited Partners		Limited Partners (Deficit)		Limited Partners Ownership changes		Limited Partners Accumulated other comprehensive income		General partner		General partner Accumulated other comprehensive income	Non-controlling interest – Redeemable Partnership Units held by Brookfield		Non-controlling interest – Redeemable Partnership Units held by Brookfield Accumulated other comprehensive income	Non-controlling interest – BIPC exchangeable shares and class A.2 exchangeable shares		Non-controlling interest - exchange LP units, equity		Non-controlling interest – in operating subsidiaries		Non-controlling interest – Perpetual subordinated notes	Preferred unitholders capital
Beginning balance at Dec. 31, 2024		$ 29,853		$ 4,704		$ 6,210		$ (3,982)		$ 1,698		$ 778	[1]	$ 27		$ 5	$ 1,926		$ 319	$ 1,355		$ 62	[2]	$ 20,568	[3]		$ 918
Perpetual subordinated notes, beginning balance at Dec. 31, 2024																										$ 293
Net (loss) income		778		20				20						160			9			5				584	[3]
Other comprehensive loss		940		145								145	[1]			0	59		59	42		2	[2]	692	[3]
Comprehensive (loss) income		1,718		165				20				145	[1]	160			68			47		2	[2]	1,276	[3]
Unit issuance	[4]	5		5		5
Unit repurchases	[4]	(29)		(29)		(14)		(15)
Partnership distributions	[5]	(841)		(397)				(397)						(162)			(164)			(114)		(4)	[2]
Partnership preferred distributions	[5]	(32)		(18)				(18)									(8)			(6)
Acquisition of subsidiaries	[3]	492																						492
Capital provided to non-controlling interest		(672)																						(672)	[3]
Subsidiary distributions to non-controlling interest		(755)																						(755)	[3]
Preferred units redeemed	[4]	(96)																									(96)
Other items		6	[4]	15	[4]	2	[4]	50	[4]	9	[4]	(46)	[4]	(2)	[4]	(1)	8	[4]	(18)	(9)	[4]	(6)	[2],[4]
Ending balance at Jun. 30, 2025		29,649		4,445		6,203		(4,342)		1,707		877	[6]	23		4	1,830		360	1,273		54	[7]	20,909	[3],[8]		822
Perpetual subordinated notes, ending balance at Jun. 30, 2025																										293
Beginning balance at Dec. 31, 2024		29,853		4,704		6,210		(3,982)		1,698		778	[1]	27		5	1,926		319	1,355		62	[2]	20,568	[3]		918
Perpetual subordinated notes, beginning balance at Dec. 31, 2024																										293
Ending balance at Dec. 31, 2025		35,540		4,889		6,199		(4,233)		1,712		1,211	[9]	25		7	2,017		500	1,440		61	[10]	26,086	[11]		729
Perpetual subordinated notes, ending balance at Dec. 31, 2025		293																								293
Beginning balance at Mar. 31, 2025		29,775		4,585		6,214		(4,158)		1,698		831	[6]	26			1,876			1,318		60	[7]	20,699	[8]		918
Perpetual subordinated notes, beginning balance at Mar. 31, 2025																										293
Net (loss) income		252		(6)				(6)						80			(3)			(2)				183	[8]
Other comprehensive loss		694		86								86	[6]				35			25		1		547	[8]
Comprehensive (loss) income		946		80				(6)				86	[6]	80			32			23		1		730	[8]
Unit issuance	[12]	3		3		3
Unit repurchases	[12]	(29)		(29)		(14)		(15)
Partnership distributions	[13]	(420)		(198)				(198)						(81)			(82)			(57)		(2)	[7]
Partnership preferred distributions	[13]	(16)		(9)				(9)									(4)			(3)
Acquisition of subsidiaries	[14]	492																						492	[8]
Capital provided to non-controlling interest		(552)																						(552)	[8]
Subsidiary distributions to non-controlling interest		(460)																						(460)	[8]
Preferred units redeemed	[12]	(96)																									(96)
Other items	[7],[12]	6		13				44		9		(40)	[6]	(2)			8			(8)		(5)
Ending balance at Jun. 30, 2025		29,649		4,445		6,203		(4,342)		1,707		877	[6]	23		4	1,830		360	1,273		54	[7]	20,909	[3],[8]		822
Perpetual subordinated notes, ending balance at Jun. 30, 2025																										293
Beginning balance at Dec. 31, 2025		35,540		4,889		6,199		(4,233)		1,712		1,211	[9]	25		7	2,017		500	1,440		61	[10]	26,086	[11]		729
Perpetual subordinated notes, beginning balance at Dec. 31, 2025		293																								293
Net (loss) income		637		(110)				(110)						172			(46)			(32)		(1)	[10]	654	[11]
Other comprehensive loss		(17)		68								68	[9]			0	27		27	20		1	[10]	(133)	[11]
Comprehensive (loss) income		620		(42)				(110)				68	[9]	172			(19)			(12)				521	[11]
Unit issuance	[15]	145		6		6														139
Unit repurchases	[15]	(113)		(113)		(40)		(73)
Partnership distributions	[16]	(894)		(417)				(417)						(176)			(173)			(123)		(5)	[10]
Partnership preferred distributions	[16]	(28)		(17)				(17)									(7)			(4)
Capital provided to non-controlling interest		(1,724)																						(1,724)	[11]
Subsidiary distributions to non-controlling interest		(1,021)																						(1,021)	[11]
Other items		(2)	[15]	107	[15]			(9)	[15]	118	[15]	(2)	[15]	3	[15]	1	16	[15]	1	(126)	[15]	(2)	[10],[15]
Ending balance at Jun. 30, 2026		32,523		4,413		6,165		(4,859)		1,830		1,277	[9],[17]	24		8	1,834		528	1,314		54	[18]	23,862	[11],[19]		729
Perpetual subordinated notes, ending balance at Jun. 30, 2026		293																								293
Beginning balance at Mar. 31, 2026		34,234		4,616		6,162		(4,600)		1,765		1,289	[17]	24			1,917			1,480		55	[18]	25,120	[19]		729
Perpetual subordinated notes, beginning balance at Mar. 31, 2026																										293
Net (loss) income		489		(24)				(24)						86			(11)			(7)				445	[19]
Other comprehensive loss		(100)		(13)								(13)	[17]				(6)			(4)				(77)	[19]
Comprehensive (loss) income		389		(37)				(24)				(13)	[17]	86			(17)			(11)		0	[18]	368	[19]
Unit issuance	[20]	3		3		3
Partnership distributions	[21]	(447)		(208)				(208)						(88)			(86)			(62)		(3)	[18]
Partnership preferred distributions	[21]	(14)		(9)				(9)									(3)			(2)
Capital provided to non-controlling interest		(1,123)																						(1,123)
Subsidiary distributions to non-controlling interest		(503)																						(503)	[19]
Other items	[20]	(16)		48				(18)		65		1		2			23			(91)		2	[18]
Ending balance at Jun. 30, 2026		32,523		$ 4,413		$ 6,165		$ (4,859)		$ 1,830		$ 1,277	[9],[17]	$ 24		$ 8	$ 1,834		$ 528	$ 1,314		$ 54	[18]	$ 23,862	[11],[19]		$ 729
Perpetual subordinated notes, ending balance at Jun. 30, 2026		$ 293																								$ 293

[1]	Refer to Note 18, Accumulated Other Comprehensive Income (Loss).
[2]	5.Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
[3]
6.$1.8 billion of capital contributed by non-controlling shareholders in our Indian telecom tower operation has been excluded from partnership capital, interest of others in operating subsidiaries, and classified as a liability.

[4]	Refer to Note 16, Partnership Capital.
[5]	Refer to Note 17, Distributions. 4.Refer to Note 6, Acquisition of Businesses.
[6]	Refer to Note 18, Accumulated Other Comprehensive Income (Loss).
[7]	5.Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
[8]
6.$1.8 billion of capital contributed by non-controlling shareholders in our Indian telecom tower operation has been excluded from partnership capital, interest of others in operating subsidiaries, and classified as a liability.

[9]	Refer to Note 18, Accumulated Other Comprehensive Income (Loss).
[10]	4.Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
[11]
5.$2.0 billion of capital contributed by non-controlling shareholders in our Indian telecom tower operation has been excluded from partnership capital, interest of others in operating subsidiaries, and classified as a liability.

[12]	Refer to Note 16, Partnership Capital.
[13]	Refer to Note 17, Distributions.
[14]	Refer to Note 6, Acquisition of Businesses.
[15]	Refer to Note 16, Partnership Capital.
[16]	Refer to Note 17, Distributions.
[17]	Refer to Note 18, Accumulated Other Comprehensive Income (Loss)
[18]	4.Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
[19]
5.$2.0 billion of capital contributed by non-controlling shareholders in our Indian telecom tower operation has been excluded from partnership capital, interest of others in operating subsidiaries, and classified as a liability.

[20]	Refer to Note 16, Partnership Capital.
[21]	Refer to Note 17, Distributions.